Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	$ 66,283
Amortization expenses	(6,666)		$ (6,699)	$ (6,699)
Ending balance	59,762	$ 1,905	66,283
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	113,101		113,209	113,474
Additions-acquired separately	144		234	237
Disposal	(251)		(366)	(505)
Effect of foreign exchange differences	0		0	0
Others	1		24	3
Ending balance	112,995		113,101	113,209
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(46,818)		(40,482)	(34,287)
Amortization expenses	(6,666)		(6,699)	(6,699)
Disposal	251		366	505
Impairment losses				(336)
Effect of foreign exchange differences	0		0	(1)
Others			(3)	0
Ending balance	(53,233)		(46,818)	(40,482)
Beginning balance, net	66,283		72,727
Ending balance, net	59,762		66,283	72,727
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	65,371
Ending balance	58,981		65,371
Mobile Broadband Concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	109,963		109,963	109,963
Additions-acquired separately	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	109,963		109,963	109,963
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(44,592)		(38,202)	(31,813)
Amortization expenses	(6,390)		(6,390)	(6,389)
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others			0	0
Ending balance	(50,982)		(44,592)	(38,202)
Beginning balance, net	65,371		71,761
Ending balance, net	58,981		65,371	71,761
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	551
Ending balance	442		551
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	2,428		2,533	2,798
Additions-acquired separately	140		229	231
Disposal	(249)		(358)	(499)
Effect of foreign exchange differences	0		0	0
Others	2		24	3
Ending balance	2,321		2,428	2,533
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(1,877)		(1,954)	(2,176)
Amortization expenses	(251)		(278)	(276)
Disposal	249		358	499
Effect of foreign exchange differences	0		0	(1)
Others			(3)	0
Ending balance	(1,879)		(1,877)	(1,954)
Beginning balance, net	551		579
Ending balance, net	442		551	579
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	217
Ending balance	217		217
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	291		291	291
Additions-acquired separately	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	291		291	291
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(74)		(74)	(74)
Amortization expenses	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others			0	0
Ending balance	(74)		(74)	(74)
Beginning balance, net	217		217
Ending balance, net	217		217	217
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	144
Ending balance	122		144
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	419		422	422
Additions-acquired separately	4		5	6
Disposal	(2)		(8)	(6)
Effect of foreign exchange differences	0		0	0
Others	(1)		0	0
Ending balance	420		419	422
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(275)		(252)	(224)
Amortization expenses	(25)		(31)	(34)
Disposal	2		8	6
Effect of foreign exchange differences	0		0	0
Others				0
Ending balance	(298)		(275)	(252)
Beginning balance, net	144		170
Ending balance, net	$ 122		$ 144	$ 170